Taxes (Details) - Schedule of Unrecognized Tax Benefit - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Unrecognized Tax Benefit [Abstract]
Balance at July 1	$ 2,442,085	$ 3,095,554	$ 1,333,608
Increase	518,179	934,563	2,132,154
Decrease	(172,682)	(1,386,797)	(267,622)
Foreign currency translation adjustment	(6,908)	(201,235)	(102,586)
Balance at June 30	$ 2,780,674	$ 2,442,085	$ 3,095,554